Dividends paid and proposed	12 Months Ended
Dec. 31, 2023
Dividends paid and proposed
Dividends paid and proposed
23.	Dividends paid and proposed

Dividends paid and proposed by the Group to the shareholders of the parent are presented below:

	2021	2022	2023
Proposed, declared and approved during the year:
2023: no dividends			—
2022: no dividends		—
2021: Final dividend for 2020: U.S.$ 19,347,534 or U.S.$ 0.31 per share, Interim dividend for 2021: U.S.$ 51,197,062 or U.S.$ 0.82 per share	5,179
Paid during the period*:
2023: no dividends			—
2022: no dividends		—
2021: Final dividend for 2020: U.S.$ 19,347,534 or U.S.$ 0.31 per share, Interim dividend for 2021: U.S.$ 51,197,062or U.S.$ 0.82 per share	5,211
Proposed for approval (not recognized as a liability as of December 31):
2023: no dividends			—
2022: no dividends		—
2021: no dividends	—
Dividends payable as of December 31	—	—	—

*The difference between paid and declared dividends represents foreign exchange movement